LEASES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease [Abstract]
Balance as of January 1,	$ 4,849	$ 5,682
Sublease receipts	(1,112)	(1,306)
Additions	2,248	310
Business combinations	0	163
Balance as of December 31,	$ 5,985	$ 4,849